Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income (Loss) Before Income Tax Expense

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	2010	2011	2012
	RMB	RMB	RMB
PRC entities	322,428	526,236	608,637
Non-PRC entities	(30,686)	(58,672)	(42,952)

Total	291,742	467,564	565,685

Schedule of Components of Income Tax Expense

The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC entities	58,101	84,936	93,081
Non-PRC entities	—	—	—

Total	58,101	84,936	93,081

Deferred income tax expense (benefit)
PRC entities	(1,020)	(3,880)	2,498
Non-PRC entities	—	—	—

Total	(1,020)	(3,880)	2,498

Income tax expense
PRC entities	57,081	81,056	95,579
Non-PRC entities	—	—	—

Total	57,081	81,056	95,579

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(8%)	(10%)	(10%)
Non-deductibility of expenses incurred outside the PRC	3%	3%	2%
Other permanent differences	1%	—	(1%)
Change in valuation allowance	(1%)	(1%)	1%

Effective EIT rate of the Group	20%	17%	17%

Schedule of the Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	23,675	46,225	57,889
Basic net income per share effect	0.43	0.81	1.01
Diluted net income per share effect	0.42	0.78	0.97

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	2011	2012
	RMB	RMB
Deductible temporary differences related to other payables and accruals	10,536	7,232
Deductible temporary differences related to provision for doubtful accounts	506	1,448

Total current deferred tax assets	11,042	8,680
Less: Valuation allowance	—	(37)

Net current deferred tax assets	11,042	8,643

Tax loss carryforwards	640	471

Total non-current deferred tax assets	640	471
Less: Valuation allowance	(554)	(471)

Net non-current deferred tax assets	86	—

Total deferred tax assets	11,128	8,643

Taxable temporary differences related to depreciation period	(1,972)	(1,985)

Total non-current deferred tax liabilities	(1,972)	(1,985)

Total deferred tax liabilities	(1,972)	(1,985)

Schedule of the Movement of Valuation Allowance for Deferred Tax Assets

The following represents a roll-forward of the valuation allowance for each of the years:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,140	1,498	554
Additions	5	—	508
Reversals	(647)	(944)	(554)

Balance at end of period	1,498	554	508